Himax Technologies, Inc. (the Parent Company only) (Tables) - Equity attributable to owners of parent [member]	12 Months Ended
Dec. 31, 2021
IFRS Statement [Line Items]
Schedule of condensed statements of financial position

Condensed Statements of Financial Position

	December 31,	December 31,
	2020	2021

	(in thousands)
Cash	$1,980	972
Financial asset at amortized cost	5,405	5,659
Other current assets	434	516
Financial asset at fair value through profit or loss	12,412	12,269
Investments in subsidiaries and affiliates	791,056	1,228,969
Total assets	$811,287	1,248,385

Current liabilities	$195	885
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	104,000	151,400
Debt borrowing from a subsidiary	168,416	173,876
Long-term unsecured borrowings	52,500	46,500
Total equity	480,176	869,724
Total liabilities and equity	$811,287	1,248,385

Schedule of condensed statement of profit or loss

Condensed Statements of Profit or Loss

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Revenues	$-	-	-
Costs and expenses	1,206	704	1,037
Operating loss	(1,206)	(704)	(1,037)
Interest income	162	126	148
Changes in fair value of financial assets at fair value through profit or loss	3,755	427	(143)
Foreign currency exchange gains (losses), net	(69)	356	115
Finance costs	(4,165)	(3,629)	(1,320)
Share of profits (loss) of subsidiaries and affiliates	(12,091)	50,558	439,133
Profit (loss) before income taxes	(13,614)	47,134	436,896
Income tax expense	-	-	-
Profit (loss) for the year	$(13,614)	47,134	436,896

Schedule of condensed statements of other comprehensive income

Condensed Statements of Other Comprehensive Income

	Year Ended December 31,
	2019	2020	2021

	(in thousands)

Profit (loss) for the year	$(13,614)	47,134	436,896
Other comprehensive income:
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	197	(213)	160
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	(30)	67	(179)
Income tax related to items that will not be reclassified subsequently	(25)	38	(27)
Items that may be reclassified subsequently to profit or loss:
Foreign operations - foreign currency translation differences	(545)	512	(72)
Other comprehensive income for the year, net of tax	(403)	404	(118)
Total comprehensive income for the year	$(14,017)	47,538	436,778

Schedule of condensed statements of cash flows

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Cash flows from operating activities:
Profit (loss) for the year	$(13,614)	47,134	436,896
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(3,755)	(427)	143
Interest income	(162)	(126)	(148)
Finance costs	4,165	3,629	1,320
Share of losses (profits) of subsidiaries and affiliates	12,091	(50,558)	(439,133)
Unrealized foreign currency exchange losses (gains)	69	(356)	(115)
	(1,206)	(704)	(1,037)
Changes in:
Other current assets	320	(267)	(72)
Other current liabilities	(58)	(71)	750
Cash generated from operating activities	(944)	(1,042)	(359)
Interest received	174	130	139
Interest paid	(844)	(730)	(858)
Net cash used in operating activities	(1,614)	(1,642)	(1,078)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(170)	(129)	(139)
Acquisitions of equity method investment	-	(758)	-
Cash received from loan made to related party	2,780	-	-
Net cash provided by (used in) investing activities	2,610	(887)	(139)
Cash flows from financing activities:
Payments of cash dividends	-	-	(47,404)
Proceeds from long-term unsecured borrowings	-	60,000	-
Repayments of long-term unsecured borrowings	-	(1,500)	(6,000)
Proceeds from short-term secured borrowings	158,000	278,000	611,600
Repayments of short-term secured borrowings	(158,000)	(338,000)	(564,200)
Proceeds from issue of RSUs from a subsidiary	311	—	31
Proceeds from exercise of employee stock options	-	3,707	1,182
Proceeds from debt from a subsidiary	150,430	151,730	159,205
Repayments of debt from a subsidiary	(151,548)	(150,430)	(154,205)
Net cash provided by (used in) financing activities	(807)	3,507	209
Net increase (decrease) in cash	189	978	(1,008)
Cash at beginning of year	813	1,002	1,980
Cash at end of year	$1,002	1,980	972